Document and Entity Information	May 19, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001853513
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 19, 2026
Entity Registrant Name	Mister Car Wash, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40542
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E. 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	615-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false